Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed

The following table presents the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Alpha Mind based on valuation performed by an independent valuation firm engaged by the Company:

USD
Assets
Cash and cash equivalents	$916,840
Accounts receivable, net	1,963,755
Prepayments	996,701
Other receivables, net	78,183
Short-term investment	271,381
Other current assets	62,254
Restricted Cash- non-current	706,005
Property and equipment, net	57,742
Right-of-use asset	46,123
Deferred tax assets	72,228
Intangible assets, net	5,224,439
Goodwill	108,218,586
118,614,237
Liabilities
Accounts payables	$1,402,583
Salary payable	54,709
Other payables	812,170
Taxes payable	43,833
Advance from customer	93
Deferred tax liability	1,306,110
Lease liabilities	46,123
3,665,621
Total allocated purchase price	$114,948,616

Schedule of Purchase Price

The following table presents the purchase price of Alpha Mind for the Company and non-controlling shareholders at the acquisition date. The discount for lack of control (DLOC) is used when valuing the non-controlling interests in the acquisition.

USD

Purchase price for the Company	$99,650,000
Fair value of non-controlling interest	15,298,616
Total allocated purchase price	$114,948,616